Income Taxes - Schedule of Domestic and Foreign Components of Income (Loss) Before Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic			$ (7,857)	$ (635)
Foreign			4,618	(5,041)
Loss before income tax expense (benefit)	$ (9,412)	$ (1,300)	$ (3,239)	$ (5,676)